Average Annual Total Returns	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Energy Solutions Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index One Year	Prospectus #1 Calvert Global Energy Solutions Fund Calvert Global Energy Research Index Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) One Year	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C Ten Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I One Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I Five Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I Ten Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI One Year	Prospectus #1 Calvert Global Water Fund MSCI ACWI Five Years	Prospectus #1 Calvert Global Water Fund MSCI ACWI Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Five Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Ten Years	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index One Year	Prospectus #1 Calvert Global Water Fund Calvert Global Water Research Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index One Year	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Five Years	Prospectus #1 Calvert Global Water Fund S-Network Global Water Index Ten Years	Prospectus #1 Calvert Global Water Fund Class A One Year	Prospectus #1 Calvert Global Water Fund Class A Five Years	Prospectus #1 Calvert Global Water Fund Class A Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Water Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Water Fund Class C One Year	Prospectus #1 Calvert Global Water Fund Class C Five Years	Prospectus #1 Calvert Global Water Fund Class C Ten Years	Prospectus #1 Calvert Global Water Fund Class I One Year	Prospectus #1 Calvert Global Water Fund Class I Five Years	Prospectus #1 Calvert Global Water Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index One Year	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Five Years	Prospectus #2 Calvert Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A One Year	Prospectus #2 Calvert Small-Cap Fund Class A Five Years	Prospectus #2 Calvert Small-Cap Fund Class A Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Small-Cap Fund Class C One Year	Prospectus #2 Calvert Small-Cap Fund Class C Five Years	Prospectus #2 Calvert Small-Cap Fund Class C Ten Years	Prospectus #2 Calvert Small-Cap Fund Class I One Year	Prospectus #2 Calvert Small-Cap Fund Class I Five Years	Prospectus #2 Calvert Small-Cap Fund Class I Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 One Year	Prospectus #2 Calvert Small-Cap Fund Class R6 Five Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Ten Years	Prospectus #2 Calvert Small-Cap Fund Class R6 Inception Date	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD One Year	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Five Years	Prospectus #3 Calvert Green Bond Fund ICE BofA Green Bond Index - Hedged USD Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A One Year	Prospectus #3 Calvert Green Bond Fund Class A Five Years	Prospectus #3 Calvert Green Bond Fund Class A Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Green Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #3 Calvert Green Bond Fund Class I One Year	Prospectus #3 Calvert Green Bond Fund Class I Five Years	Prospectus #3 Calvert Green Bond Fund Class I Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 One Year	Prospectus #3 Calvert Green Bond Fund Class R6 Five Years	Prospectus #3 Calvert Green Bond Fund Class R6 Life of Fund	Prospectus #3 Calvert Green Bond Fund Class R6 Inception Date
Total	18.54%	14.39%	11.84%	8.22%	20.28%	14.50%	8.22%	20.28%	6.42%	31.66%	19.58%	1.48%	17.74%	10.02%	1.52%	17.63%	9.95%	1.02%	15.02%	8.60%	4.61%	17.95%	9.61%	6.74%	19.20%	10.99%	18.54%	14.39%	11.84%	24.20%	14.56%	13.85%	24.20%	14.56%	22.31%	13.45%	13.27%	16.78%	11.99%	10.68%	16.67%	11.85%	9.89%	10.26%	10.01%	8.69%	20.68%	12.24%	10.36%	22.94%	13.42%	11.55%	14.82%	12.01%	13.22%	14.00%	11.66%	13.60%	11.79%	9.97%	11.78%	9.24%	8.90%	10.86%	17.77%	11.91%	13.27%	19.95%	13.09%	14.66%	20.04%	13.13%	14.68%	Feb. 01, 2019	(2.19%)	3.94%	3.70%	(5.57%)	2.42%	2.37%	(6.16%)	1.58%	1.51%	(3.23%)	1.51%	1.46%	(1.67%)	3.51%	3.19%	(1.61%)	3.55%	3.21%	Feb. 01, 2019